Subsequent Events - Additional Information (Detail)											1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 04, 2025 USD ($) ENGINE	Apr. 03, 2025 USD ($)	Apr. 03, 2025 ENGINE	Apr. 03, 2025 AIRCRAFT	Apr. 03, 2025 AIRFRAMES	Mar. 18, 2025	Dec. 31, 2024 USD ($) AIRCRAFT	Dec. 24, 2024 USD ($) AIRFRAMES	Dec. 23, 2024 USD ($)	Oct. 01, 2024 USD ($) AIRFRAMES AIRCRAFT	Dec. 31, 2015 USD ($)	Mar. 31, 2025 USD ($) AIRFRAMES AIRCRAFT	Sep. 30, 2024 USD ($) ENGINE	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 30, 2024 USD ($)
Subsequent Event [Line Items]
Number of engines to be sold | ENGINE													55
Impairment loss												$ 12,400,000	$ 73,700,000	$ 50,600,000	$ 62,100,000
Engines Held For Sale [Member]
Subsequent Event [Line Items]
Impairment loss												$ 33,800
E-175 Aircraft [Member]
Subsequent Event [Line Items]
Number of aircraft sold | AIRCRAFT												18
Remaining balance											$ 73,400,000
C R J 900 Airframes [Member]
Subsequent Event [Line Items]
Number of aircraft classified as assets held for sale | AIRFRAMES												3
CRJ-700 Aircraft [Member]
Subsequent Event [Line Items]
Number of aircraft sold | AIRCRAFT										2
CF34-8C Engines [Member]
Subsequent Event [Line Items]
Number of aircraft classified as assets held for sale | AIRCRAFT												4
UST Loan [Member] | Minimum [Member]
Subsequent Event [Line Items]
Minimum collateral coverage ratio						0.91			0.99
Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of increase in CPA block hour rates	3.00%
Number of engines to be sold | ENGINE			23
Remaining balance										$ 73,400,000
Subsequent Event [Member] | United Capacity Purchase Agreement [Member] | United Airlines Inc [Member]
Subsequent Event [Line Items]
Common stock issued equivalent percentage of issued and outstanding capital stock	6.00%
Subsequent Event [Member] | Engines Held For Sale [Member]
Subsequent Event [Line Items]
Impairment Loss Held For Sale		$ 14,700,000								$ 25,400,000
Subsequent Event [Member] | United Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Loan balance forgiven																$ 4,500,000
Subsequent Event [Member] | E-175 Aircraft [Member]
Subsequent Event [Line Items]
Number of aircraft sold | AIRCRAFT										2
Subsequent Event [Member] | E-175 Aircraft [Member] | Aircraft Purchase Agreement [Member]
Subsequent Event [Line Items]
Expected gross proceeds from sale of asset							$ 227,700,000
Expected proceeds from sale of asset							$ 84,700,000
Number of aircraft classified as assets held for sale | AIRCRAFT										18
Number of aircraft sold | AIRCRAFT							18
Subsequent Event [Member] | E-175 Aircraft [Member] | United Aircraft Purchase Agreement [Member]
Subsequent Event [Line Items]
Expected gross proceeds from sale of asset										$ 84,700,000			$ 227,700,000
Expected proceeds from sale of asset		16,300,000
Number of aircraft classified as assets held for sale | AIRCRAFT							18			18
Gross proceeds from sale of asset										$ 120,600,000
Number of aircraft sold | AIRCRAFT				23
Subsequent Event [Member] | C R J 900 Airframes [Member] | Aircraft Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of aircraft sold | AIRFRAMES										4
Subsequent Event [Member] | C R J 900 Airframes [Member] | Airframe Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of aircraft classified as assets held for sale | AIRFRAMES								29
Gross proceeds from sale of asset		9,100,000							$ 19,000,000
Number of aircraft sold			14		14			15
Impairment loss								$ 6,700,000
Subsequent Event [Member] | CRJ-700 Aircraft [Member]
Subsequent Event [Line Items]
Gross proceeds from sale of asset										$ 11,000,000
Net proceeds from sale of asset										$ 6,800,000
Subsequent Event [Member] | CF34-8C Engines [Member] | Airframe Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of aircraft sold | AIRFRAMES										18
Subsequent Event [Member] | C F34 8CEngine [Member] | United Aircraft Purchase Agreement [Member]
Subsequent Event [Line Items]
Expected proceeds from sale of asset		16,300,000
Number of aircraft sold | ENGINE			23
Subsequent Event [Member] | UST Loan [Member]
Subsequent Event [Line Items]
Gross proceeds from sale of asset	$ 5,000,000
Minimum collateral coverage ratio									1.55
Number of engine sold | ENGINE	5
Subsequent Event [Member] | UST Loan [Member] | Minimum [Member]
Subsequent Event [Line Items]
Minimum collateral coverage ratio						0.91			0.99
Subsequent Event [Member] | UST Loan [Member] | Aircraft Purchase Agreement [Member]
Subsequent Event [Line Items]
Gross proceeds from sale of asset										$ 22,400,000
Repayments of debt										$ 21,000,000
Subsequent Event [Member] | UST Loan [Member] | C R J 900 Airframes [Member] | Airframe Purchase Agreement [Member]
Subsequent Event [Line Items]
Gross proceeds from sale of asset		$ 28,100,000